SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates

a.      Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets, revenue recognition, tax assets and tax positions, legal contingencies, and stock-based compensation costs. Actual results could differ from those estimates.

Financial statements in U.S. dollars

b.      Financial statements in U.S. dollars:

The Company's revenues are generated mainly in NIS, U.S. dollars and Euros. In addition, most of the Parent Company's costs are incurred in NIS. The Company's management believes that the NIS is the primary currency of the economic environment in which the Company operates.

In accordance with U.S. Securities and Exchange Commission Regulation S-X, Rule 3-20, the Company has determined its reporting currency to be the U. S. dollar. The measurement process of Rule 3-20 is conceptually consistent with that of ASC 830.

Therefore, the functional currency of the Company is the NIS and its reporting currency is the U.S. dollar. The functional currency of the Company's foreign subsidiaries is the local currency in which each subsidiary operates.

ASC 830, "Foreign Currency Matters" sets the standards for translating foreign currency financial statements of consolidated subsidiaries. The first step in the translation process is to identify the functional currency for each entity included in the financial statements. The accounts of each entity are then measured in its functional currency. All transaction gains and losses from the measurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

After the measurement process is complete the financial statements are translated into the reporting currency, which is the U.S. dollar, using the current rate method. Equity accounts are translated using historical exchange rates. All other balance sheet accounts are translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the year. The resulting translation adjustments are reported as a component of shareholders' equity in accumulated other comprehensive income (loss).

Principles of consolidation

c.       Principles of consolidation:

The consolidated financial statements include the accounts of the Parent Company and its subsidiaries. Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Changes in the Parent Company's ownership interest with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses.

Non-controlling interests in subsidiaries represent the equity in subsidiaries not attributable, directly or indirectly, to a parent. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Profit or loss and components of other comprehensive income are attributed to the Company and to non-controlling interests. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position.

Cash equivalents	d. Cash equivalents: Cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.
Short-term and long-term bank deposits

e.      Short-term and long-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and less than one year, and are presented at their cost.

A bank deposit with a maturity of more than one year is included in long-term bank deposits, and presented at cost.

Inventories

f.       Inventories:

Inventories are stated at the lower of cost or market value. The Company periodically evaluates the inventory quantities on hand relative to historical and projected sales volumes, current and historical selling prices and contractual obligations to maintain certain levels of parts. Based on these evaluations, inventory write-offs are provided to cover risks arising from slow-moving items, discontinued products, excess inventories, market prices lower than cost and adjusted revenue forecasts.

Cost is determined as follows:

Raw materials, parts and supplies: using the "first-in, first-out" method.

Work in progress and finished products: on the basis of direct manufacturing costs with the addition of allocable indirect cost, representing allocable operating overhead expenses and manufacturing costs.

During the years ended December 31, 2012, 2013 and 2014, the Company recorded inventory write-offs in the amounts of $573, $565 and $379, respectively. Such write-offs were included in cost of revenues.

Long-term trade receivables	g. Long-term trade receivables: Long-term trade and other receivables with long term payment terms are recorded at their estimated present values.
Property and equipment

h.       Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15
Promotional displays	15 - 50
Office furniture and equipment	6 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Intangible assets

i.       Intangible assets:

Intangible assets are comprised of patents, acquired technology, customer relations and backlog.

Intangible assets are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with ASC 350, "Intangibles - Goodwill and Other." Intangible assets were amortized based on the straight-line method or acceleration method, at the following weighted average annual rates:

%

Patents	10
Technology	12.5-20
Customer relationships	11.1-25
Backlog	100

Impairment of long-lived assets

During the years ended December 31, 2012 and 2013, the Company did not record any impairment charges relate to its intangible assets.

During 2014, the Company recorded an impairment charge for intangible assets allocated to the reporting unit within the Cyber segment in the amount of $ 325 which was recorded as part of the impairment of goodwill and other intangible assets in the statements of operations (see Note 6).

j.     Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment" whenever events or changes in circumstances indicate that the carrying amount of a group of assets may not be recoverable. Recoverability of a group of assets to be held and used is measured by a comparison of the carrying amount of the group to the future undiscounted cash flows expected to be generated by the group. If such group of assets is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. In 2012, 2013 and 2014, the Company did not record any impairment charges attributable to property, plant and equipment.

During 2014, the Company recorded an impairment charge for intangible assets allocated to the reporting unit within the Cyber segment in the amount of $ 325 (see Note 2i)

Goodwill

k.    Goodwill:

Goodwill has been recorded as a result of acquisitions and represents excess of the costs over the net fair value of the assets of the businesses acquired.

Goodwill is allocated to two reporting unit within the Perimeter Products segment and the Cyber segment.

The Company follows ASC 350, "Intangibles - Goodwill and Other."

ASC 350 requires goodwill to be tested for impairment, at the reporting unit level, at least annually or between annual tests in certain circumstances, and written down when impaired, rather than being amortized. The Company performs its goodwill annual impairment test at December 31 of each year, or more often if indicators of impairment are present.

ASC 350 prescribes a two phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. In the first phase of impairment testing, goodwill attributable to each of the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second phase is then performed. The second phase of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. Fair value is determined using discounted cash flows, based on the income approach, as the Company believes that this approach best approximates the reporting unit's fair value at this time. Significant estimates used in the methodologies include estimates of future cash flows, future short-term and long-term growth rates and weighted average cost of capital for each of the reporting units.

In September 2011, the FASB issued ASU No. 2011-08, Topic 350 - Intangibles - Goodwill and Other ("ASU 2011-08"), which amends Topic 350 to allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based the qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This guidance is effective for annual and interim goodwill tests performed for years beginning after December 15, 2011. The Company did not apply the qualitative option.

Goodwill annual impairment test for the Perimeter Products segment:

The material assumptions used for the goodwill annual impairment test for the Perimeter Products segment, according to the income approach for 2014 were five years of projected net cash flows, a weighted average cost of capital rate of 15% and a long-term growth rate of 1%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

As required by ASC 820, "Fair Value Measurements and Disclosures," the Company applies assumptions that marketplace participants would consider in determining the fair value of its reporting unit.

During the years ended December 31, 2012, 2013 and 2014, the Company did not record any impairment charges relates to the goodwill allocated to the reporting unit within the Perimeter Products segment.

Goodwill annual impairment test for the Cyber segment:

The material assumptions used for the goodwill annual impairment test for the Cyber segment, according to the income approach for 2014 were five years of projected net cash flows, a weighted average cost of capital rate of 15% and a long-term growth rate of 3%. The Company considered current market conditions when determining the discount and growth rates to use in its analyses.

As required by ASC 820, "Fair Value Measurements and Disclosures," the Company applies assumptions that marketplace participants would consider in determining the fair value of its reporting unit.

In 2014, the first step which used the DCF approach to measure the fair value of the reporting unit within the Cyber segment indicated that the carrying amount of such reporting unit, including goodwill, exceeded its fair value. The second step was then conducted in order to measure the amount of impairment loss, by means of a comparison between the implied fair value of the goodwill and the carrying amount of the goodwill.

In the second step, the Company assigned the fair value of the reporting unit within the Cyber segment, as determined in the first step, to the reporting unit's individual assets and liabilities, including intangible assets.

The excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities represented the amount of the implied fair value of goodwill. The carrying amount of the goodwill over its implied fair value represented an impairment loss of goodwill in the amount of $2,114 which was recorded as part of the impairment of goodwill and other intangible assets in the statements of operations (See Note 7).

During the year ended December 31, 2013, the Company did not record any impairment charges relates to the goodwill allocated to the Cyber segment.

Business combinations

 l.      Business combinations:

The Company accounted for business combination in accordance with ASC No. 805, "Business Combinations". ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in consolidated statements of operations.

Acquisition related costs are expensed to the statement of operations in the period incurred.

Revenue recognition

m.     Revenue recognition:

The Company generates its revenues mainly from (1) installation of comprehensive security systems for which revenues are generated from long-term fixed price contracts; (2) sales of security products; and (3) services and maintenance, which are performed either on a fixed-price basis or as time-and-materials based contracts.

Revenues from installation of comprehensive security systems are generated from fixed-price contracts according to which the time between the signing of the contract and the final customer acceptance is usually over one year. Such contracts require significant customization for each customer's specific needs and, as such, revenues from this type of contract are recognized in accordance with ASC 605-35, "Revenue Recognition -Construction-Type and Production-Type Projects," using contract accounting on a percentage of completion method. Accounting for long-term contracts using the percentage-of-completion method stipulates that revenue and expense are recognized throughout the life of the contract, even though the project is not completed and the purchaser does not have possession of the project. Percentage of completion is calculated based on the "Input Method."

Project costs include materials purchased to produce the system, related labor and overhead expenses and subcontractor's costs. The percentage to completion is measured by monitoring costs and efforts devoted using records of actual costs incurred to date in the project compared to the total estimated project requirement, which corresponds to the costs related to earned revenues. The amounts of revenues recognized are based on the total fees under the agreements and the percentage to completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract.

Estimated gross profit or loss from long-term contracts may change due to changes in estimates resulting from differences between actual performance and original forecasts. Such changes in estimated gross profit are recorded in results of operations when they are reasonably determinable by management, on a cumulative catch-up basis.

The Company believes that the use of the percentage of completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and the terms of settlement, including in cases of termination for convenience. In all cases the Company expects to perform its contractual obligations and its customers are expected to satisfy their obligations under the contract.

Fees are payable upon completion of agreed upon milestones and subject to customer acceptance. Amounts of revenues recognized in advance of contractual billing are recorded as unbilled accounts receivable. The period between most instances of advanced recognition of revenues and the customers' billing generally ranges between one to six months.

The Company sells security products to customers according to customer orders without installation work. The customers do not have a right to return the products. Revenues from security product sales are recognized in accordance with Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition in Financial Statements," when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable.

Services and maintenance are performed under either fixed-price based or time-and-materials based contracts. Under fixed-price contracts, the Company agrees to perform certain work for a fixed price. Under time-and-materials contracts, the Company is reimbursed for labor hours at negotiated hourly billing rates and for materials. Such service contracts are not in the scope of ASC 605-35 and, accordingly, related revenues are recognized in accordance with SAB No. 104, as those services are performed or over the term of the related agreements provided that, an evidence of an arrangement has been obtained, fees are fixed and determinable and collectability is reasonably assured.

Deferred revenue includes unearned amounts under installation services, service contracts and maintenance agreements.

Accounting for stock-based compensation

n.       Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation".

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statement.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the vesting period, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

During the years ended December 31, 2012, 2013 and 2014, the Company recognized stock-based compensation expenses related to employee stock options in the amounts of $ 203, $ 513 and $ 373, respectively. In the year ended December 31, 2012, the Company recognized additional stock-based compensation expenses of $ 19, related to a transaction between two of the Company's related parties, see Note 15a. In 2013 and 2014, the Company did not recognize stock-based compensation expenses related to transaction with related parties.

The Company estimates the fair value of stock options granted under ASC 718 using the Binomial model. The Binomial model for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated using historical option exercise information. The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. Expected volatility is based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The following assumptions were used in the Binomial option pricing model for the year ended December 31, 2012, 2013 and 2014:

	2012	2013	2014

Dividend yield	0%	0%	0%
Expected volatility	44.9%-73.4%	38.5%-58%	39.34%-44.91%
Risk-free interest	0.19%-1.1%	0.14%-1.6%	0.10%-1.90%
Contractual term	4-9 years	4-8 years	4-6 years
Forfeiture rate	10%	10%	10%
Suboptimal exercise multiple	1.5	1.5	1.5

Research and development costs	o. Research and development costs: Research and development costs incurred in the process of developing product improvements or new products, are charged to expenses as incurred.
Warranty costs

p.      Warranty costs:

The Company provides a warranty for up to 24 months at no extra charge. The Company estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time product revenue is recognized in accordance with ASC 450, "Contingencies." Factors that affect the Company's warranty liability include the number of units, historical and anticipated rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

The following table provides the detail of the change in the Company's product warranty accrual, which is a component of other accrued liabilities on the consolidated balance sheets for the years ended December 31, 2013 and 2014:

	December 31,
	2013	2014

Warranty provision, beginning of year	$1,202	$1,238
Charged to costs and expenses relating to new sales	522	1,014
Costs of warranties granted	(519)	(793)
Foreign currency translation adjustments	33	(140)

Warranty provision, end of year	$1,238	$1,319

Net earnings (loss) per share

q.      Net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share." Part of the Company's outstanding stock options has been excluded from the calculation of the diluted earnings (loss) per share because such securities are anti-dilutive. The total weighted average number of Magal's Ordinary shares related to the outstanding options excluded from the calculations of diluted earnings (loss) per share was 740,292 shares and 871,304 shares for the years ended December 31, 2013 and 2014, respectively.

Concentrations of credit risk

r.       Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term and long-term bank deposits, trade receivables, unbilled accounts receivable, long-term trade receivables and long-term loans.

Of the Company's cash and cash equivalents and short-term, restricted and long-term bank deposits at December 31, 2014, $ 24,296 is invested in major Israeli and U.S. banks, and approximately $ 8,285 is invested in other banks, mainly with Deutsche Bank, Royal Bank of Canada, BBVA Bankcomer, Helm Bank and Westpac Bank. Cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally these deposits may be redeemed upon demand and therefore, bear low risk.

The short-term and long-term trade receivables of the Company, as well as the unbilled accounts receivable, are primarily derived from sales to large and solid organizations and governmental authorities located mainly in Israel, the United States, Canada, Mexico and Europe.

The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection and in accordance with an aging policy. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees.

Changes in the Company's allowance for doubtful accounts during the period are as follows:

	Year ended December 31,
	2012	2013	2014

Balance at the beginning of the year	$1,112	$959	$809
Doubtful debt expenses during the year	413	165	1,159
Customers write-offs/collection during the year, net	(599)	(358)	(17)
Exchange rate	33	43	(149)

	$959	$809	$1,802

 As of December 31, 2014, the Company has no significant off-balance sheet concentrations of credit risk, such as foreign exchange contracts or foreign hedging arrangements.

Income taxes

s.       Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes." This ASC prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company adopted an amendment to ASC 740, "Income Taxes". The amendment clarifies the accounting for uncertainties in income taxes by establishing minimum standards for the recognition and measurement of tax positions taken or expected to be taken in a tax return. Under the requirements of ASC 740, the Company must review all of its tax positions and make a determination as to whether its position is more-likely-than-not to be sustained upon examination by regulatory authorities. If a tax position meets the more-likely-than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying issue.

In the years ended December 31, 2012, 2013 and 2014, the Company recorded tax expenses (income) in connection to uncertainties in income taxes of $ 409, $ (55) and $55, respectively.

Severance pay

t.       Severance pay:

The Company's liability for its Israeli employees severance pay is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for its employees in Israel is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits accumulated up to balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes immaterial profits.

On December 31, 2007, the then Chairman of the Company's Board of Directors, retired from his position. Pursuant to his retirement agreement, the retired Chairman is entitled to receive certain perquisites from the Company for the rest of his life. As of December 31, 2014, the actuarial value of these perquisites is estimated at approximately $ 813. This provision was included as part of accrued severance pay.

Severance expenses for the years ended December 31, 2012, 2013 and 2014, amounted to approximately $ 586, $ 1,156 and $ 1,009, respectively.

The Company has entered into an agreement with some of its employees implementing Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance with the said Section 14, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies will be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.

Fair value of financial instruments

u.       Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

(i)      The carrying amounts of cash and cash equivalents, short-term bank deposits, long-term bank deposits, trade receivables, unbilled accounts receivable, short-term bank credit and trade payables approximate their fair value due to the short-term maturity of such instruments.

(ii)      The carrying amount of the Company's long-term trade receivables approximate their fair value. The fair value was estimated using discounted cash flows analysis, based on the Company's investment rates for similar type of investment arrangements.

(iii)   The carrying amounts of the Company's long-term debt are estimated by discounting the future cash flows using current interest rates for loans of similar terms and maturities. As of December 31, 2014, there was no material difference in the fair value of the Company's long-term borrowing compared to their carrying amount.

Advertising expenses	v. Advertising expenses: Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2012, 2013 and 2014, were $ 152, $ 114 and $ 321, respectively.
Fair value measurements

w.     Fair value measurements:

ASC 820, "Fair Value Measurement and Disclosure" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1   -  Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2   -  Significant other observable inputs based on market data obtained from sources independent of the reporting entity.

Level 3   -  Unobservable inputs which are supported by little or no market activity.

As of December 31, 2013 and 2014, the Company did not have any derivative instruments, measured at fair value on a recurring or nonrecurring basis.

Derivative instruments

x.      Derivative instruments:

ASC 815, "Derivative and Hedging", requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Derivative instruments not designated as hedging instruments:

The Company enters into forward "extra" contracts to hedge portions of balances denominated in currencies other than its functional currency. These forward contracts are a combination of the purchase of a foreign exchange option and the sale of a foreign exchange option with a "knock in."  A foreign exchange option with a "knock in" is a product that gives the holder the right but not the obligation to exchange one currency for another at a predetermined rate once an agreed "knock in" rate trades. Those instruments are not designated as hedging instruments. As a result, gains and losses related to such derivative instruments are recorded in financial expenses (income).

During the year ended December 31, 2012 and 2013, the Company recognizes $ 410 and $ 39 profit from those forward "extra" contracts as part of financial income. During the year ended December 31, 2014, the Company did not enter into forward "extra" contracts.

Comprehensive income (loss)

y.      Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". ASC 220 establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity (deficiency) during the period except those resulting from investments by, or distributions to, shareholders.

In June 2011, the FASB issued ASU No. 2011-05, Topic 220 - Presentation of Comprehensive Income ("ASU 2011-05"), which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The Company's chose to present two consecutive statements.

The Company has determined that its items of comprehensive income (loss) relate to unrealized gain from foreign currency translation adjustments.

The total accumulated other comprehensive income, net was comprised as follows:

	Year ended December31,
	2012	2013	2014

Foreign currency translation adjustments	$4,749	$3,874	$2,041

Total accumulated other comprehensive income	$4,749	$3,874	$2,041

Reclassification

 z.      Reclassification:

Certain amounts in prior years' consolidated financial statements have been reclassified to conform with the current year's presentation. The reclassification had no effect in the previously net income (loss) or equity.

Adoption of new accounting policies

aa.     Adoption of new accounting policies

In March 2013, the Financial Accounting Standards Board (FASB) issued ASU 2013-05, "Foreign Currency Matters (Topic 830), Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity" (ASU 2013-05), which is effective for annual reporting periods beginning after December 15, 2013. These amendments specify that a cumulative translation adjustment (CTA) should be released into earnings when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and the sale or transfer results in the complete or substantially complete liquidation of the foreign entity. When an entity sells either a part or all of its investment in a consolidated foreign entity, the CTA would be recognized in earnings only if the sale results in the parent no longer having a controlling financial interest in the foreign entity. In addition, the CTA should be recognized in earnings in a business combination achieved in stages (i.e., a step acquisition). The effect of the adoption of the new standard on the financial results of the Company for the year ended December 31, 2014 was immaterial and resulted in broader disclosure.

In July 2013, the FASB issued a new accounting standard that will require the presentation of certain unrecognized tax benefits as reductions to deferred tax assets rather than as liabilities in the Consolidated Balance Sheets when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The Company will be required to adopt this new standard on a prospective basis in the first quarter of fiscal 2015. The Company is currently evaluating the timing, transition method and impact of this new standard on its Consolidated Financial Statements.

Impact of recently issued Accounting Standards still not effective for the Company as of December 31, 2013

ab.     Impact of recently issued accounting standards still not effective for the Company as of December 31, 2014:

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606), ("ASU 2014-09"). ASU 2014-09 requires entities to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 requires entities to disclose both qualitative and quantitative information that enables users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers, including disclosure of significant judgments affecting the recognition of revenue. ASU 2014-09 will be effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The Company is currently evaluating the effect of the adoption of this guidance on the consolidated financial statements.

In August 2014, the FASB issued Accounting Standards Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern ("ASU 2014-15"). ASU 2014-15 requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern for a period of one year after the date that the financial statements are issued. If such conditions or events exist, an entity should disclose that there is substantial doubt about the entity's ability to continue as a going concern for a period of one year after the date that the financial statements are issued. Disclosure should include the principal conditions or events that raise substantial doubt, management's evaluation of the significance of those conditions or events in relation to the entity's ability to meet its obligations, and management's plans that are intended to mitigate those conditions or events. ASU 2014-15 will be effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted.